John Hancock Funds II
Supplement dated November 5, 2013 to the current Prospectus, as supplemented

Asia Total Return Bond Fund

The following replaces the first paragraph in the "Fund summary" section of the prospectus under the heading "Principal investment strategies" and the third paragraph in the "Fund details" section of the prospectus under the heading "Principal investment strategies":

The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds and corporate issuers in Asia. "Asia" means those countries that are located on the Asian continent or are in the Asian region, including Australia and New Zealand. An issuer is considered to be in Asia if its principal place of business is in Asia or it is incorporated or domiciled in Asia or, for supranational issuers, securities denominated in Asian currencies.